SUPPLEMENT TO THE PROSPECTUSES

                         CREDIT SUISSE JAPAN EQUITY FUND

The following information supersedes certain information in the fund's Prospectuses.

     Shuji Sugata continues to serve as the portfolio manager of the fund. Credit Suisse Asset Management Limited in Japan (CSAM Japan) and Credit Suisse Asset Management (Australia) Limited each remain a sub-adviser to the fund. Hideo Kawakita no longer serves as a portfolio manager of the fund.

Dated:  September 9, 2003


                                                                    16-0903
                                                                    for
                                                                    WPJPN
                                                                    CSJGA
                                                                    2003-059